Segment Information - Revenues by Product and Service Lines by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment information
Total Revenues	$ 1,248,046	$ 1,082,040	$ 4,491,531	$ 4,147,270	$ 4,262,584
GLOBAL RIM BUSINESS
Segment information
Total Revenues	1,048,891	976,918	3,994,988	3,748,604	3,858,742
GLOBAL DATA CENTER BUSINESS
Segment information
Total Revenues	96,987	71,108	326,898	279,312	257,151
CORPORATE AND OTHER BUSINESS
Segment information
Total Revenues	102,168	34,014	169,645	119,354	146,691
Records management
Segment information
Total Revenues	834,451	779,310	3,200,176	2,954,271	2,996,882
Records management | GLOBAL RIM BUSINESS
Segment information
Total Revenues	802,553	752,123	3,074,605	2,852,296	2,866,192
Records management | GLOBAL DATA CENTER BUSINESS
Segment information
Total Revenues	0	0	0	0	0
Records management | CORPORATE AND OTHER BUSINESS
Segment information
Total Revenues	31,898	27,187	125,571	101,975	130,690
Data management
Segment information
Total Revenues	133,656	134,865	529,416	554,901	582,392
Data management | GLOBAL RIM BUSINESS
Segment information
Total Revenues	133,656	134,865	529,416	554,901	582,392
Data management | GLOBAL DATA CENTER BUSINESS
Segment information
Total Revenues	0	0	0	0	0
Data management | CORPORATE AND OTHER BUSINESS
Segment information
Total Revenues	0	0	0	0	0
Information destruction
Segment information
Total Revenues	182,952	96,757	435,041	358,786	426,159
Information destruction | GLOBAL RIM BUSINESS
Segment information
Total Revenues	112,682	89,930	390,967	341,407	410,158
Information destruction | GLOBAL DATA CENTER BUSINESS
Segment information
Total Revenues	0	0	0	0	0
Information destruction | CORPORATE AND OTHER BUSINESS
Segment information
Total Revenues	70,270	6,827	44,074	17,379	16,001
Data center lease-based intangible assets
Segment information
Total Revenues	96,987	71,108	326,898	279,312	257,151
Data center lease-based intangible assets | GLOBAL RIM BUSINESS
Segment information
Total Revenues	0	0	0	0	0
Data center lease-based intangible assets | GLOBAL DATA CENTER BUSINESS
Segment information
Total Revenues	96,987	71,108	326,898	279,312	257,151
Data center lease-based intangible assets | CORPORATE AND OTHER BUSINESS
Segment information
Total Revenues	$ 0	$ 0	$ 0	$ 0	$ 0